Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leasing
Potential future cash flows related to lease extension options	kr 77	kr 78
Period of lease extension options	3 years
Right-of-use asset, opening balance	kr 50
Depreciation	(27)	(32)
Addition	2
Deduction		(12)
Right-of-use asset, closing balance	kr 25	50
Decrease in right-of-use assets through change in estimation		13
Decrease in lease liability through change in estimation		13
After application of IFRS 16
Leasing
Right-of-use asset, opening balance		kr 94